[Transamerica Life Insurance Company Letterhead]

May 4, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	Portfolio Select Variable Annuity
Retirement Builder Variable Annuity Account
Transamerica Life Insurance Company
File No. 333-07509

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements (except the Income Select Supplement) and statement of additional information dated May 1, 2006, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8363.

Sincerely,

/s/ John S. Long
John S. Long Attorney Annuity Products & Services Financial Markets Group

cc:	Frederick R. Bellamy, Esq.